Leases and Commitments - Summary of Lease Term and Discount Rate (Details)	Jun. 30, 2023	Dec. 31, 2022
Leases and Commitments
Weighted average remaining lease term	1 year 5 months 26 days	1 year 10 months 6 days
Weighted average discount rate	5.00%	5.00%